Warranty (Tables)	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Schedule of Company's Warranty Accruals	The following is a continuity of the Company’s warranty accruals:

	2015	2014
Balance, beginning of year	$80	$81
Expense, net	26	46
Settlements	(53)	(38)
Foreign exchange and other	6	(9)

	$59	$80